Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2019
Equity Method Investment
Schedule of equity method investments

RMB
Balance as of January 1, 2017	48,904
Additions	63,000
Share of results	2,902
Dividends received	(2,779)
Return of capital	(17,500)
Balance as of January 1, 2018	94,527
Additions	383,958
Share of results	19,566
Disposal of an equity method investment	(2,907)
Dividends received	(127)
Return of capital	(148,858)
Balance as of December 31, 2018	346,159
Additions	579,492
Share of results	21,772
Dividends received	(9,602)
Return of capital	(358,558)
Balance as of December 31, 2019	579,263

Schedule of information pertaining to limited partnerships

Maximum
	Aggregated	amount of	Maximum
	carrying	additional	exposures to the
	amount of the	capital	losses of the
	limited	commitment	limited
	partnerships	(Note 19(b))	partnerships
	RMB	RMB	RMB
Balance as of December 31, 2018	341,826	616,891	958,717
Balance as of December 31, 2019	574,929	502,661	1,077,590

Schedule of effective interests, additional investments into these limited partnerships and received return of capital from these limited partnerships

	As of December 31,
	2018	2019
Name of the limited partnerships
Shanghai Gefei Chengyun Investment Center Limited Partnership (“Gefei Chengyun”)	20%	20%
Ningbo Meishan Jiushen Investment Limited Partnership ("Jiushen")	10%	10%
Ningbo Meishan Jiuchang Investment Limited Partnership (“Jiuchang”)	49.95%	—
Tibet Shiguan Business Management Limited Partnership (“Shiguan”)	27.6%	27.6%
Ningbo Meishan Jiuchuan Investment Limited Partnership (“Jiuchuan”)	10%	10%
Ningbo Meishan Decheng Investment Limited Partnership (“Decheng”)	2%	2%
Yiwu Longshu Tianye Investment Management Limited Partnership (“Longshutianye”)	26%	26%
Yiwu Longshu Qianli Investment Management Limited Partnership (“Longshuqianli”)	16%	—
Ningbo Meishan Jiuyi Investment Limited Partnership (“Jiuyi”)	20%	20%
Ningbo Meishan Jiuyu Investment Limited Partnership (“Jiuyu”)	20%	—
Ningbo Meishan Jiuzhen Investment Limited Partnership (“Jiuzhen”)	20%	20%
Ningbo Meishan Yunde Investment Limited Partnership (“Yunde”)	20%	20%
Ningbo Meishan Deyan Investment Limited Partnership (“Deyan”)	20%	20%
Ningbo Meishan Detong Investment Limited Partnership (“Detong”)	—	40%
Ningbo Meishan Derong Investment Limited Partnership (“Derong”)	—	37%
Ningbo Meishan Jiushi Investment Limited Partnership (“Jiushi”)	—	40%
Ningbo Meishan Qixing Management Limited Partnership (“Qixing”)	—	15.7%
Shanghai Ruokun Management Limited Partnership (“Ruokun”)	—	20%
Ningbo Meishan Deyu Investment Limited Partnership (“Deyu”)	—	40%
Hangzhou Honggeng Investment Limited Partnership (“Honggeng”)	—	20%

	For the Year Ended December 31,
	2017		2018		2019
Name of the	Capital	Return of	Capital	Return of	Capital	Return of
limited partnerships	Investments	capital	Investments	capital	Investments	capital
	RMB	RMB	RMB	RMB	RMB	RMB
Gefei Wenqin	—	16,000	—	—	—	—
Gefei Chengyun	1,000	1,500	—	(18,719)	—	—
Jiushen	35,000	—	65,000	—	17,000	(2,200)
Jiuchang	5,000	—	—	(2,380)	—	(2,620)
Shiguan	20,000	—	—	—	—	(20,000)
Jiuchuan	—	—	16,687	—	—	(5,569)
Decheng	—	—	463	—	—	—
Tianye	—	—	25,300	—	18,455	(12,049)
Qianli	—	—	2,807	(713)	—	(2,094)
Jiuyi	—	—	155,333	(87,853)	127,985	(169,152)
Jiuyu	—	—	26,000	(6,076)	—	(19,924)
Jiuzhen	—	—	33,000	(31,117)	2,250	—
Yunde	—	—	50,400	—	55,935	(64,993)
Deyan	—	—	8,968	—	—	(3,968)
Detong	—	—	—	—	31,000	(16,184)
Derong	—	—	—	—	55,555	(555)
Jiushi	—	—	—	—	185,000	(29,250)
Qixing	—	—	—	—	8,752	—
Ruokun	—	—	—	—	5,000	—
Deyu	—	—	—	—	70,360	(10,000)
Honggeng	—	—	—	—	2,200	—
Total	61,000	17,500	383,958	(146,858)	579,492	(358,558)

Schedule of combined unaudited financial information for these equity method investees

	As of December 31,
	2018	2019
	RMB	RMB
Balance sheet data:
Current assets	1,615,143	1,423,869
Non-current assets	327,355	514,215
Total assets	1,942,498	1,938,084
Current liabilities	366,398	711,188
Total liabilities	366,398	711,188
Equity	1,576,100	1,226,896
Total liabilities and shareholders’ equity	1,942,498	1,938,084

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Operating data:
Revenue	66,996	224,377	124,610
Operating income	48,507	139,025	76,502
Net income	48,253	139,025	77,384